BLACKROCK FUNDSSM
BlackRock Developed Real Estate Index Fund

(the “Fund”)

Supplement dated June 28, 2016 to the

Statement of Additional Information dated May 31, 2016

Effective immediately, the following change is made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objective and Policies” is amended to reflect that the Fund may invest in master limited partnerships, as follows:

Master Limited Partnerships	X

Shareholders should retain this Supplement for future reference.

SAI-RESP-0616SUP